Capital structure and financing - C.6. Net financial obligations, table 1 (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Total debt and financing	$ 6,804	$ 7,744
Lease liabilities	1,016	1,167
Gross financial obligations	7,820	8,911
Cash and cash equivalents	(1,039)	(895)	[1],[2]	$ (875)	[1]	$ (1,164)
Pledged deposits	0	(35)
Net financial obligations at the end of the year	6,780	7,981		$ 5,837
Add (less) derivatives related to debt (note D.1.2.)	34	(20)
Net financial obligations including derivatives related to debt	$ 6,814	$ 7,961

[1]	Re-presented for discontinued operations (see note A.4.).
[2]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.